Business combinations (Details) - Grubhub Acquisition € in Millions, shares in Millions	Jun. 15, 2021 EUR (€) shares
Business combinations
Ordinary shares issued	€ 4,640
Replacement awards	140
Total consideration	4,780
Other intangible assets	2,230
Property and equipment	76
Right-of-use assets	101
Deferred tax assets	198
Other non-current assets	8
Trade and other receivables	141
Other current assets	66
Current tax asset	19
Inventories	2
Cash and cash equivalents	175
Borrowings	(447)
Deferred tax liability	(534)
Lease liability	(102)
Provisions	(32)
Trade and other liabilities	(311)
Current tax liability	(1)
Total fair value of net identifiable assets and liabilities	1,589
Non-controlling interest	0
Goodwill recognised	€ 3,191
Ordinary share issued in shares | shares	62.8